Derivative warrant liabilities - Bought deal narrative (Details) - USD ($)		12 Months Ended
	Dec. 28, 2016	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Net proceeds from issuance of common shares		$ 0	$ 162,324,000
Proceeds from exercise of derivative warrants		$ 0	8,684,000
Bought Deal Public Offering
Disclosure of classes of share capital [line items]
Derivative warrant liabilities	$ 7,223,000
Common units | Bought Deal Public Offering
Disclosure of classes of share capital [line items]
Net proceeds from issuance of common shares	$ 28,750,000
Number of units issued	12,778,000
Share issuance, price per share (in dollars per share)	$ 2.25
Common shares
Disclosure of classes of share capital [line items]
Net proceeds from issuance of common shares			$ (162,324,000)
Common shares | Common units | Bought Deal Public Offering
Disclosure of classes of share capital [line items]
Private placement, number of shares per Unit	1
Warrants
Disclosure of classes of share capital [line items]
Number of warrants exercised		1,172,000	85,000
Revaluation of derivative warrant liability		$ 9,954,000	$ 28,781,000
Warrants | Bought Deal Public Offering
Disclosure of classes of share capital [line items]
Number of warrants exercised		0	2,865,000
Proceeds from exercise of derivative warrants			$ 8,596,000
Fair value of warrants on exercise dates			16,266,000
Increase (decrease) through exercise of share purchase warrants			12,421,000
Gains (losses) recognised in profit or loss, fair value measurement, liabilities			3,844,000
Derivative warrant liabilities (note 10)		$ 15,475,000	8,948,000
Revaluation of derivative warrant liability		6,527,000	17,808,000
Revaluation of derivative warrant liability		$ 6,527,000	17,808,000
Warrants | Common units | Bought Deal Public Offering
Disclosure of classes of share capital [line items]
Private placement, number of shares per Unit	0.50
Warrant exercise period	5 years
Exercise price, price per unit (in dollars per share)	$ 3.00		3.00
Other income (expense) | Bought Deal Public Offering
Disclosure of classes of share capital [line items]
Share issue related cost			$ 655,000